Statements of Financial Position (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investments
Fixed income securities, at fair value (amortized cost $312,785 and $304,848)	$ 333,640	$ 320,456
Short-term, at fair value (amortized cost $12,974 and $11,593)	12,974	11,593
Total investments	346,614	332,049
Cash	6,006	3,550
Reinsurance recoverable from Allstate Life Insurance Company	16,680,950	18,365,058
Reinsurance recoverable from non-affiliates	2,043,480	1,906,574
Receivable from affiliates, net	8,563	0
Other assets	95,826	105,159
Separate Accounts	1,682,128	2,017,185
Total assets	20,863,567	22,729,575
Liabilities
Contractholder funds	15,489,624	17,247,071
Reserve for life-contingent contract benefits	3,199,490	3,011,317
Unearned premiums	16,200	19,478
Deferred income taxes	7,729	5,833
Payable to affiliates, net	0	4,931
Current income taxes payable	4,802	4,386
Other liabilities and accrued expenses	125,266	93,507
Separate Accounts	1,682,128	2,017,185
Total liabilities	20,525,239	22,403,708
Commitments and Contingent Liabilities (Note 9)
Shareholder's Equity
Common stock, $100 par value, 30 thousand shares authorized, 25 thousand shares issued and outstanding	2,500	2,500
Additional capital paid-in	180,000	180,000
Retained income	142,272	133,222
Accumulated other comprehensive income:
Unrealized net capital gains and losses	13,556	10,145
Total accumulated other comprehensive income	13,556	10,145
Total shareholder's equity	338,328	325,867
Total liabilities and shareholder's equity	$ 20,863,567	$ 22,729,575